Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of compensation costs for key management personnel
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Salaries, benefits, and consulting fees	$470	$347	$882	$923
Share-based payments	1,271	1,048	2,011	1,336
	$1,741	$1,395	$2,893	$2,259

Schedule of amounts due to/from related parties
	June 30, 2026	December 31, 2025
Oniva International Services Corp.	$95	$98
Silver Wolf Exploration Ltd.	(236)	(239)
	$(141)	$(141)

Schedule of other related party transactions
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Salaries and benefits	$400	$262	$940	$573
Office and miscellaneous	132	137	372	271
	$532	$399	$1,312	$844